Private Placement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Private Placement [Line Items]
Sale of warrants	4,500,000
Price per warrant	$ 1
Gross proceeds	$ 4,500,000
Private Placement Warrants [Member]
Private Placement [Line Items]
Price per warrant	$ 1	$ 1
Gross proceeds	$ 4,500,000	$ 4,500,000
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Price per warrant	$ 11.5	$ 11.5
Warrant to purchase share	11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Price per warrant	$ 11.5	$ 11.5
Warrant to purchase share	1	1
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Sale of warrants	4,500,000	4,500,000
Gross proceeds	$ 4,500,000	$ 4,500,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Private Placement [Line Items]
Price per warrant	$ 11.5	$ 11.5
Warrant to purchase share	1	1